Business Combination - Additional information (Detail) $ / shares in Units, $ in Millions		6 Months Ended
	Mar. 29, 2023 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares	Jan. 01, 2023 shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding		89,480,804
Exchange Ratio			0.0717
Proceeds from private investment in public equity and business combination financing | $		$ 20.2
Maxpro [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	10,350,000
Stock redeemed during the period shares	10,270,060
Percentage of public float redeemed	99.20%
Debt conversion, converted instrument amount | $	$ 1.5
IFRS 2 listing expense | $	$ 45.5
Maxpro [Member] | Public Warrants [Member]
Disclosure of detailed information about business combination [line items]
Class of warrants assumed during business combination	10,350,000
Maxpro [Member] | Private Warrants [Member]
Disclosure of detailed information about business combination [line items]
Class of warrants assumed during business combination	464,150
Debt conversion, converted instrument warrants Issued	155,250
P I P E Investors [Member]
Disclosure of detailed information about business combination [line items]
Class of warrants issued during the period	57,500
Issue of equity | $	$ 23.7
Post Business Acquisition Event [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding			28,800,932
Class A Common Stock [Member] | Maxpro [Member]
Disclosure of detailed information about business combination [line items]
Business combination exchnage basis	one-for-one
Debt conversion, converted instrument shares Issued	155,250
Class of warrant or rights number of shares to be issued on exercise of each warrant	1
Class A Common Stock [Member] | Pre Business Acquisition Event [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding			401,804,327
Class A Common Stock [Member] | Pre Business Acquisition Event [Member] | Maxpro [Member]
Disclosure of detailed information about business combination [line items]
Number of share options exercised during the period	435,833
Class A Common Stock [Member] | Post Business Acquisition Event [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding			28,800,932
Class A Common Stock [Member] | Post Business Acquisition Event [Member] | Maxpro [Member]
Disclosure of detailed information about business combination [line items]
Exchange Ratio	0.0717
Number of share options exercised during the period	31,240
Class B Common Stock [Member] | Maxpro [Member]
Disclosure of detailed information about business combination [line items]
Business combination exchnage basis	one-for-one
Class B Common Stock [Member] | P I P E Investors [Member]
Disclosure of detailed information about business combination [line items]
Increase decrease in the number of shares issued	230,000
Share issued price per share | $ / shares	$ 10
Series A Preferred Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding		0
Series A Preferred Shares [Member] | P I P E Investors [Member]
Disclosure of detailed information about business combination [line items]
Increase decrease in the number of shares issued	2,135,000
Share issued price per share | $ / shares	$ 10